Quarterly Holdings Report
for
Fidelity® International Discovery Fund
January 31, 2024
IGI-NPRT1-0324
1.813016.119
Common Stocks - 97.0%
	Shares	Value ($) (000s)
Australia - 2.5%
Aristocrat Leisure Ltd.	737,822	21,272
CAR Group Ltd.	1,398,205	30,021
Flight Centre Travel Group Ltd. (a)	3,603,650	49,788
IperionX Ltd. (b)(c)	18,273,999	21,683
National Storage REIT unit	42,590,672	63,874
Steadfast Group Ltd.	6,712,311	25,972
TOTAL AUSTRALIA		212,610
Bailiwick of Jersey - 0.5%
JTC PLC (d)	3,761,963	38,164
Belgium - 0.9%
UCB SA	819,820	77,346
Brazil - 1.4%
MercadoLibre, Inc. (b)	46,723	79,981
Nu Holdings Ltd. (b)	3,861,728	33,249
TOTAL BRAZIL		113,230
Canada - 4.6%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	973,900	57,067
Cameco Corp.	347,200	16,577
Canadian Natural Resources Ltd.	1,766,239	113,033
Constellation Software, Inc.	64,091	177,138
Constellation Software, Inc. warrants 8/22/28 (b)(e)	50,942	0
Definity Financial Corp.	504,012	14,665
Lumine Group, Inc.	158,038	3,686
TOTAL CANADA		382,166
China - 0.3%
Chervon Holdings Ltd.	4,724,529	9,604
JOYY, Inc. ADR	367,736	11,275
TOTAL CHINA		20,879
Denmark - 3.4%
Novo Nordisk A/S Series B	2,501,619	285,946
France - 11.0%
Air Liquide SA	700,023	130,998
Airbus Group NV	547,838	87,263
AXA SA	3,402,831	114,217
BNP Paribas SA	1,406,333	94,483
EssilorLuxottica SA	312,639	61,594
Exclusive Networks SA (b)	1,608,032	32,844
Hermes International SCA	20,181	42,699
L'Oreal SA	351,103	168,022
LVMH Moet Hennessy Louis Vuitton SE	228,648	190,249
TOTAL FRANCE		922,369
Germany - 5.6%
Fresenius SE & Co. KGaA	913,454	25,785
Merck KGaA	355,914	58,397
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	173,386	73,865
Nexus AG	562,762	35,213
Rheinmetall AG	256,842	90,154
SAP SE	474,300	82,171
Siemens AG	469,752	84,097
Siemens Healthineers AG (d)	333,238	18,676
TOTAL GERMANY		468,358
Hong Kong - 0.5%
AIA Group Ltd.	5,648,326	44,297
Hungary - 0.3%
Richter Gedeon PLC	845,978	22,837
India - 3.1%
Avenue Supermarts Ltd. (b)(d)	505,358	23,081
Computer Age Management Services Private Ltd.	595,100	20,779
HDFC Bank Ltd.	6,911,019	121,484
HDFC Bank Ltd. sponsored ADR	521,996	28,966
Larsen & Toubro Ltd.	807,273	33,782
Pine Labs Private Ltd. (b)(e)(f)	8,672	3,037
Sona Blw Precision Forgings Ltd. (d)	2,874,000	21,382
Star Health & Allied Insurance Co. Ltd. (b)	992,200	6,923
TOTAL INDIA		259,434
Ireland - 1.7%
Cairn Homes PLC	26,991,793	41,459
Dalata Hotel Group PLC	11,129,502	57,793
Kingspan Group PLC (Ireland)	539,870	44,085
TOTAL IRELAND		143,337
Italy - 4.1%
BFF Bank SpA (d)	3,138,320	33,984
Davide Campari Milano NV	3,383,237	34,405
Ferrari NV	146,628	50,722
FinecoBank SpA	1,616,874	23,467
Prysmian SpA	835,186	36,997
Recordati SpA	161,464	8,952
UniCredit SpA	5,358,034	156,948
TOTAL ITALY		345,475
Japan - 19.0%
BayCurrent Consulting, Inc.	573,956	13,344
Capcom Co. Ltd.	1,264,951	48,244
Daiichi Sankyo Kabushiki Kaisha	1,760,549	52,709
Disco Corp.	73,800	19,914
Eisai Co. Ltd.	298,318	14,047
Fast Retailing Co. Ltd.	278,680	74,401
Fuji Electric Co. Ltd.	367,300	18,394
Hitachi Ltd.	2,303,792	180,964
Hoya Corp.	1,037,343	131,773
Itochu Corp.	2,656,171	120,548
JTOWER, Inc. (a)(b)	876,553	27,004
Keyence Corp.	124,562	55,729
Misumi Group, Inc.	476,528	8,170
Mitsubishi Heavy Industries Ltd.	586,100	39,095
Mitsubishi UFJ Financial Group, Inc.	8,137,599	76,221
NOF Corp.	444,845	20,091
ORIX Corp.	4,239,438	81,860
Pan Pacific International Holdings Ltd.	2,031,733	43,919
Persol Holdings Co. Ltd.	23,700,921	37,678
Renesas Electronics Corp. (b)	6,556,159	107,571
Shin-Etsu Chemical Co. Ltd.	3,301,878	129,969
Sony Group Corp.	1,214,350	119,089
Sumitomo Mitsui Financial Group, Inc.	1,056,613	54,958
TechnoPro Holdings, Inc.	799,396	18,430
TIS, Inc.	940,404	20,916
Tokio Marine Holdings, Inc.	2,803,026	73,909
TOTAL JAPAN		1,588,947
Kazakhstan - 0.1%
Kaspi.KZ JSC:
ADR	90,652	8,290
GDR (Reg. S)	40,685	3,743
TOTAL KAZAKHSTAN		12,033
Korea (South) - 1.9%
Samsung Electronics Co. Ltd.	2,855,530	155,162
Netherlands - 8.8%
ASML Holding NV (Netherlands)	344,994	299,307
BE Semiconductor Industries NV	723,294	109,277
IMCD NV	224,001	34,375
ING Groep NV (Certificaten Van Aandelen)	3,293,687	46,798
Shell PLC (London)	3,717,628	115,255
Topicus.Com, Inc. (b)	101,012	7,814
Universal Music Group NV	965,422	28,458
Wolters Kluwer NV	664,617	98,041
TOTAL NETHERLANDS		739,325
Russia - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (b)(e)	619,390	229
Spain - 1.0%
CaixaBank SA	15,987,277	68,170
Cie Automotive SA	682,198	18,063
TOTAL SPAIN		86,233
Sweden - 2.2%
ASSA ABLOY AB (B Shares)	1,437,255	39,418
Indutrade AB	2,765,646	67,582
Investor AB (B Shares)	1,795,000	42,414
Kry International AB (b)(e)(f)	4,183	186
Lagercrantz Group AB (B Shares)	2,923,515	38,375
TOTAL SWEDEN		187,975
Switzerland - 0.7%
Partners Group Holding AG	40,682	55,299
Taiwan - 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	9,311,000	186,431
United Kingdom - 13.7%
3i Group PLC	3,263,115	102,152
AstraZeneca PLC (United Kingdom)	1,359,740	180,270
BAE Systems PLC	8,622,034	128,607
Big Yellow Group PLC	2,151,937	31,308
Bunzl PLC	1,260,797	51,370
Cab Payments Holdings Ltd. (a)	3,835,950	3,865
Compass Group PLC	4,891,240	134,723
Diageo PLC	657,017	23,730
Flutter Entertainment PLC (b)	303,495	62,635
Games Workshop Group PLC	411,140	51,609
JD Sports Fashion PLC	18,844,069	27,953
London Stock Exchange Group PLC	856,821	96,919
RELX PLC (London Stock Exchange)	2,173,007	89,689
Sage Group PLC	5,960,873	88,989
Starling Bank Ltd. Series D (b)(e)(f)	6,223,100	24,764
Zegona Communications PLC (b)	20,350,692	47,196
TOTAL UNITED KINGDOM		1,145,779
United States of America - 7.5%
CRH PLC	1,118,226	79,699
Globant SA (b)	132,796	31,315
Linde PLC	202,723	82,068
Microsoft Corp.	202,240	80,407
Nestle SA (Reg. S)	1,240,613	141,369
NVIDIA Corp.	189,851	116,810
Samsonite International SA (b)(d)	12,674,183	35,383
Schneider Electric SA	315,600	62,000
TOTAL UNITED STATES OF AMERICA		629,051
TOTAL COMMON STOCKS (Cost $6,019,396)		8,122,912

Preferred Stocks - 0.8%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.6%
China - 0.4%
ByteDance Ltd. Series E1 (b)(e)(f)	131,235	29,020
dMed Biopharmaceutical Co. Ltd. Series C (b)(e)(f)	727,754	4,316
		33,336
Estonia - 0.2%
Bolt Technology OU Series E (b)(e)(f)	87,239	9,904
United States of America - 0.0%
Canva, Inc.:
Series A (e)(f)	931	993
Series A2 (e)(f)	169	180
		1,173
TOTAL CONVERTIBLE PREFERRED STOCKS		44,413
Nonconvertible Preferred Stocks - 0.2%
India - 0.2%
Pine Labs Private Ltd.:
Series 1 (b)(e)(f)	20,726	7,257
Series A (b)(e)(f)	5,179	1,813
Series B (b)(e)(f)	5,635	1,973
Series B2 (b)(e)(f)	4,558	1,596
Series C (b)(e)(f)	8,478	2,969
Series C1 (b)(e)(f)	1,786	625
Series D (b)(e)(f)	1,910	669
		16,902
Sweden - 0.0%
Kry International AB Series E (b)(e)(f)	24,162	1,490
TOTAL NONCONVERTIBLE PREFERRED STOCKS		18,392
TOTAL PREFERRED STOCKS (Cost $77,597)		62,805

Money Market Funds - 1.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (g)	107,865,639	107,887
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	29,250,431	29,253
TOTAL MONEY MARKET FUNDS (Cost $137,140)		137,140

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $6,234,133)	8,322,857
NET OTHER ASSETS (LIABILITIES) - 0.6%	52,647
NET ASSETS - 100.0%	8,375,504

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Affiliated company
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $170,670,000 or 2.0% of net assets.

(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $90,792,000 or 1.1% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Bolt Technology OU Series E	1/03/22	22,664

ByteDance Ltd. Series E1	11/18/20	14,380

Canva, Inc. Series A	9/22/23	993

Canva, Inc. Series A2	9/22/23	180

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	10,336

Kry International AB	5/14/21	1,817

Kry International AB Series E	5/14/21	11,046

Pine Labs Private Ltd.	6/30/21	3,233

Pine Labs Private Ltd. Series 1	6/30/21	7,728

Pine Labs Private Ltd. Series A	6/30/21	1,931

Pine Labs Private Ltd. Series B	6/30/21	2,101

Pine Labs Private Ltd. Series B2	6/30/21	1,699

Pine Labs Private Ltd. Series C	6/30/21	3,161

Pine Labs Private Ltd. Series C1	6/30/21	666

Pine Labs Private Ltd. Series D	6/30/21	712

Starling Bank Ltd. Series D	6/18/21	11,126

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	264,603	517,679	674,395	2,318	-	-	107,887	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	31,747	147,131	149,625	77	-	-	29,253	0.1%
Total	296,350	664,810	824,020	2,395	-	-	137,140

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
IperionX Ltd.	13,105	1,429	41	-	19	7,171	21,683
Zegona Communications PLC	122	36,973	87	-	29	10,159	-
Total	13,227	38,402	128	-	48	17,330	21,683

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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